Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related Party Transactions
In April 2018, The Group entered into an interest-free short-term loan agreement with a company controlled by the Group’s founder and director, Mr. Huazhi Hu, with a principal amount of RMB425. The loan was recorded in prepayments and other current assets (Note

7
) and was repaid in full in January 2019.
In January 2019, Mr. Huazhi Hu, borrowed a loan from the Group with a principal amount of RMB425 (US$61), recorded in prepayments and other current assets (Note
7
). This loan is repayable on demand and interest-free.
 The loan was repaid by Mr. Huazhi Hu in full on November 12, 2019.